PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9.9	$ 7.0	$ 12.4	$ 19.0	$ 23.6	$ 24.6